UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21337

Western Asset Global High Income Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: May 31,

Date of reporting period: February 28, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

FORM N-Q

February 28, 2007

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited)	February 28, 2007

FACE AMOUNT†	SECURITY (a)	VALUE
CORPORATE BONDS & NOTES - 34.4%
Aerospace & Defense - 0.3%
410,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$411,025
1,150,000	DRS Technologies Inc., Senior Subordinated Notes, 6.875% due 11/1/13	1,158,625
	L-3 Communications Corp., Senior Subordinated Notes:
845,000	7.625% due 6/15/12	880,912
25,000	6.375% due 10/15/15	25,000

	Total Aerospace & Defense	2,475,562

Airlines - 0.1%
	Continental Airlines Inc.:
230,000	Notes, 8.750% due 12/1/11	232,300
	Pass-Through Certificates:
53,707	Series 0974C, 6.800% due 7/2/07	53,606
107,627	Series 1998-1, Class C, 6.541% due 9/15/08	107,156

	Total Airlines	393,062

Auto Components - 0.4%
750,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	750,000
347,000	TRW Automotive Inc., Senior Notes, 9.375% due 2/15/13	374,326
	Visteon Corp., Senior Notes:
815,000	8.250% due 8/1/10	831,300
785,000	7.000% due 3/10/14	686,875

	Total Auto Components	2,642,501

Automobiles - 1.3%
	Ford Motor Co.:
	Debentures:
545,000	8.875% due 1/15/22	495,950
275,000	8.900% due 1/15/32	246,125
7,205,000	Notes, 7.450% due 7/16/31	5,818,037
	General Motors Corp.:
570,000	Notes, 7.200% due 1/15/11	557,175
	Senior Debentures:
300,000	8.250% due 7/15/23	280,500
2,540,000	8.375% due 7/15/33	2,368,550

	Total Automobiles	9,766,337

Building Products - 0.4%
1,095,000	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	1,149,750
600,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	613,500
1,240,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.555% due 3/1/14	979,600

	Total Building Products	2,742,850

Capital Markets - 0.2%
815,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	909,744
730,000	E*TRADE Financial Corp., Senior Notes, 7.375% due 9/15/13	762,850

	Total Capital Markets	1,672,594

Chemicals - 0.6%
125,000	Chemtura Corp., Senior Notes, 6.875% due 6/1/16	121,875
750,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	796,875
930,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (b)	920,700
415,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/13/14 (b)	431,600

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2007

FACE AMOUNT†	SECURITY (a)	VALUE
Chemicals - 0.6% (continued)
	Lyondell Chemical Co., Senior Notes:
310,000	8.000% due 9/15/14	$327,825
260,000	8.250% due 9/15/16	280,800
1,190,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (b)	1,195,950
220,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	216,700

	Total Chemicals	4,292,325

Commercial Banks - 1.1%
2,370,000	ATF Capital BV, 9.250% due 2/21/14 (b)	2,364,075
1,050,000	Banco Mercantil del Norte SA, Subordinated Bonds, 6.135% due 10/13/16 (b)(c)	1,070,312
454,000	ICICI Bank Ltd., Bonds, 6.375% due 4/30/22 (b)(c)	462,544
2,710,000	Russian Agricultural Bank, Notes, 7.175% due 5/16/13 (b)	2,842,113
1,786,000	TuranAlem Finance BV, 8.250% due 1/22/37 (b)	1,815,023

	Total Commercial Banks	8,554,067

Commercial Services & Supplies - 0.7%
15,000	Aleris International Inc., Senior Subordinated Notes, 10.000% due 12/15/16 (b)	15,900
225,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	234,000
	Allied Waste North America Inc., Senior Notes, Series B:
900,000	7.375% due 4/15/14	909,000
400,000	7.250% due 3/15/15	410,000
	Aramark Corp., Senior Notes:
470,000	8.500% due 2/1/15 (b)	490,562
110,000	8.860% due 2/1/15 (b)(c)	114,125
1,118,000	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	1,201,850
1,100,000	Interface Inc., Senior Subordinated Notes, 9.500% due 2/1/14	1,185,250
525,000	Rental Services Corp., Senior Bonds, 9.500% due 12/1/14 (b)	561,750

	Total Commercial Services & Supplies	5,122,437

Consumer Finance - 1.6%
	Ford Motor Credit Co.:
	Notes:
50,000	7.875% due 6/15/10	50,897
1,300,000	7.000% due 10/1/13	1,248,688
	Senior Notes:
1,650,000	10.610% due 6/15/11 (b)(c)	1,811,903
115,000	9.875% due 8/10/11	124,192
210,000	8.110% due 1/13/12 (c)	211,386
440,000	8.000% due 12/15/16	435,081
	General Motors Acceptance Corp.:
5,820,000	Bonds, 8.000% due 11/1/31	6,435,709
2,040,000	Notes, 6.875% due 8/28/12	2,057,866

	Total Consumer Finance	12,375,722

Containers & Packaging - 0.9%
1,100,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	1,138,500
805,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	862,356
1,250,000	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	1,332,813
1,575,000	Owens-Illinois Inc., Senior Notes, 7.350% due 5/15/08	1,598,625
390,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (b)	408,525
575,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (d)	5,750

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2007

FACE AMOUNT†	SECURITY (a)	VALUE
Containers & Packaging - 0.9% (continued)
	Smurfit-Stone Container Enterprises Inc., Senior Notes:
559,000	9.750% due 2/1/11	$580,661
745,000	8.375% due 7/1/12	763,625

	Total Containers & Packaging	6,690,855

Diversified Consumer Services - 0.2%
	Education Management LLC/Education Management Corp.:
365,000	8.750% due 6/1/14	385,987
555,000	10.250% due 6/1/16	604,950
	Service Corp. International:
140,000	Debentures, 7.875% due 2/1/13	144,900
185,000	Senior Notes, 7.625% due 10/1/18	197,488

	Total Diversified Consumer Services	1,333,325

Diversified Financial Services - 1.2%
755,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (b)	800,300
550,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (b)	552,750
335,000	CitiSteel USA Inc., Senior Secured Notes, 12.949% due 9/1/10 (c)	347,563
290,000	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (b)	309,575
487,000	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	513,785
530,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (b)	547,225
150,000	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	147,750
1,652,000	MMG Fiduciary Trust Corp., 6.750% due 2/1/16 (b)	1,680,819
1,750,000	TNK-BP Finance SA, 7.500% due 7/18/16 (b)	1,855,000
261,000	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	276,008
430,000	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	473,000
890,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.952% due 10/1/15	732,025
555,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	573,037

	Total Diversified Financial Services	8,808,837

Diversified Telecommunication Services - 2.3%
1,055,000	Cincinnati Bell Inc., Senior Notes, 7.000% due 2/15/15	1,056,319
120,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	110,100
	Citizens Communications Co., Senior Notes:
295,000	7.875% due 1/15/27 (b)	309,013
450,000	9.000% due 8/15/31	500,625
	Hawaiian Telcom Communications Inc.:
30,000	Senior Notes, Series B, 10.889% due 5/1/13 (c)	30,900
1,075,000	Senior Subordinated Notes, Series B, 12.500% due 5/1/15	1,212,062
455,000	Inmarsat Finance PLC, 7.625% due 6/30/12	474,337
	Intelsat Bermuda Ltd., Senior Notes:
755,000	9.250% due 6/15/16 (b)	838,050
1,505,000	11.250% due 6/15/16 (b)	1,711,937
1,050,000	Level 3 Communications Inc., Senior Notes, 11.500% due 3/1/10	1,170,750
	Level 3 Financing Inc., Senior Notes:
225,000	11.800% due 3/15/11 (c)	243,563
90,000	9.250% due 11/1/14 (b)	92,813
50,000	9.150% due 2/15/15 (b)(c)	50,625
500,000	Nordic Telephone Co. Holdings, Senior Secured Notes, 8.875% due 5/1/16 (b)	541,250
1,200,000	NTL Cable PLC, Senior Notes, 8.750% due 4/15/14	1,257,000
	Qwest Communications International Inc., Senior Notes:
590,000	7.500% due 2/15/14	614,337

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2007

FACE AMOUNT†		SECURITY (a)	VALUE
Diversified Telecommunication Services - 2.3% (continued)
1,520,000		Series B, 7.500% due 2/15/14	$1,582,700
1,760,000		Southwestern Bell Telephone Co., Debentures, 7.000% due 11/15/27	1,805,047
1,255,000		Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (b)	1,179,700
8,000,000	MXN	Telefonos de Mexico SA de CV, Senior Notes, 8.750% due 1/31/16	720,770
155,000		Wind Acquisition Finance SA, Senior Bond, 10.750% due 12/1/15 (b)	179,413
1,225,000		Windstream Corp., 8.625% due 8/1/16	1,347,500

		Total Diversified Telecommunication Services	17,028,811

Electric Utilities - 0.3%
		Enersis SA, Notes:
962,000		7.375% due 1/15/14	1,053,952
364,000		7.400% due 12/1/16	406,194
550,000		Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	640,750

		Total Electric Utilities	2,100,896

Electronic Equipment & Instruments - 0.1%
		NXP BV/NXP Funding LLC:
170,000		Senior Notes, 9.500% due 10/15/15 (b)	176,375
530,000		Senior Secured Bond, 7.875% due 10/15/14 (b)	549,875

		Total Electronic Equipment & Instruments	726,250

Energy Equipment & Services - 0.3%
560,000		Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (b)	575,400
969,000		Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	988,380
280,000		Geokinetics Inc., Secured Notes, 11.860% due 12/15/12 (b)(c)	289,800
175,000		GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	179,375
270,000		Pride International Inc., Senior Notes, 7.375% due 7/15/14	278,100

		Total Energy Equipment & Services	2,311,055

Food & Staples Retailing - 0.1%
		CVS Lease Pass Through Trust:
165,957		5.880% due 1/10/28 (b)	166,787
627,900		6.036% due 12/10/28 (b)	635,378

		Total Food & Staples Retailing	802,165

Food Products - 0.1%
		Dole Food Co. Inc., Senior Notes:
610,000		7.250% due 6/15/10	594,750
432,000		8.875% due 3/15/11	432,000

		Total Food Products	1,026,750

Gas Utilities - 0.1%
980,000		Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	970,200

Health Care Providers & Services - 2.0%
1,100,000		AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	1,193,500
775,000		Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	782,750
1,300,000		DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	1,319,500
1,075,000		Genesis HealthCare Corp., Senior Subordinated Notes, 8.000% due 10/15/13	1,144,875
		HCA Inc.:
2,220,000		Debentures, 7.500% due 11/15/95	1,832,463
1,360,000		Notes, 6.375% due 1/15/15	1,176,400
400,000		Senior Notes, 6.500% due 2/15/16	345,000
		Senior Secured Notes:

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2007

FACE AMOUNT†	SECURITY (a)	VALUE
Health Care Providers & Services - 2.0% (continued)
540,000	9.250% due 11/15/16 (b)	$579,825
420,000	9.625% due 11/15/16 (b)(e)	454,650
1,675,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	1,746,188
667,000	Psychiatric Solutions Inc., Senior Subordinated Notes, 10.625% due 6/15/13	733,700
	Tenet Healthcare Corp., Senior Notes:
125,000	7.375% due 2/1/13	117,500
2,150,000	9.875% due 7/1/14	2,198,375
1,275,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	1,333,969

	Total Health Care Providers & Services	14,958,695

Hotels, Restaurants & Leisure - 2.7%
675,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	675,000
435,000	Buffets Inc., 12.500% due 11/1/14	458,925
	Caesars Entertainment Inc.:
465,000	Senior Notes, 7.000% due 4/15/13	493,513
650,000	Senior Subordinated Notes, 8.875% due 9/15/08	681,688
557,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (b)	566,748
875,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	936,250
255,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	284,325
825,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	808,500
1,000,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	1,095,000
1,150,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	1,129,875
975,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	945,750
	MGM MIRAGE Inc., Senior Notes:
560,000	6.750% due 9/1/12	561,400
675,000	5.875% due 2/27/14	631,125
165,000	6.625% due 7/15/15	159,431
725,000	7.625% due 1/15/17	737,687
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
675,000	7.125% due 8/15/14	690,187
625,000	6.875% due 2/15/15	631,250
1,150,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	1,112,625
	Pinnacle Entertainment Inc., Senior Subordinated Notes:
450,000	8.250% due 3/15/12	465,750
675,000	8.750% due 10/1/13	720,562
940,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (b)	1,034,000
95,000	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	101,888
400,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15 (b)	419,000
1,150,000	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12	1,164,375
	Snoqualmie Entertainment Authority:
145,000	Notes, 9.125% due 2/1/15 (b)	150,438
150,000	Senior Notes, 9.150% due 2/1/14 (b)(c)	153,000
	Station Casinos Inc.:
	Senior Notes:
110,000	6.000% due 4/1/12	107,250
760,000	7.750% due 8/15/16	784,700
190,000	Senior Subordinated Notes, 6.875% due 3/1/16	177,413
2,000,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (b)	2,065,000

	Total Hotels, Restaurants & Leisure	19,942,655

Household Durables - 0.5%
80,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	83,100

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2007

FACE AMOUNT†	SECURITY (a)	VALUE
Household Durables - 0.5% (continued)
	Beazer Homes USA Inc., Senior Notes:
75,000	6.875% due 7/15/15	$72,375
460,000	8.125% due 6/15/16	477,250
	K Hovnanian Enterprises Inc., Senior Notes:
780,000	7.500% due 5/15/16	785,850
370,000	8.625% due 1/15/17	392,200
1,050,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	1,092,000
445,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.838% due 9/1/12	404,950
525,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	556,500

	Total Household Durables	3,864,225

Household Products - 0.1%
	Nutro Products Inc.:
115,000	Senior Notes, 9.400% due 10/15/13 (b)(c)	120,031
320,000	Senior Subordinated Notes, 10.750% due 4/15/14 (b)	353,600
490,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	525,525

	Total Household Products	999,156

Independent Power Producers & Energy Traders - 1.2%
695,000	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	694,160
	AES Corp.:
	Senior Notes:
525,000	9.375% due 9/15/10	572,250
670,000	8.875% due 2/15/11	723,600
1,940,000	7.750% due 3/1/14	2,041,850
190,000	Senior Secured Notes, 9.000% due 5/15/15 (b)	204,488
625,000	Calpine Generating Co. LLC, Senior Secured Notes, 14.370% due 4/1/11 (c)(d)	659,375
	Edison Mission Energy, Senior Notes:
75,000	7.500% due 6/15/13	78,750
690,000	7.750% due 6/15/16	734,850
100,000	Mirant Americas Generation LLC, Senior Notes, 9.125% due 5/1/31	107,250
845,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	872,463
	NRG Energy Inc., Senior Notes:
450,000	7.250% due 2/1/14	460,125
2,135,000	7.375% due 2/1/16	2,183,037

	Total Independent Power Producers & Energy Traders	9,332,198

Industrial Conglomerates - 0.1%
523,000	Koppers Inc., Senior Notes, 9.875% due 10/15/13	572,685
205,000	Sequa Corp., Senior Notes, 9.000% due 8/1/09	217,300

	Total Industrial Conglomerates	789,985

Insurance - 0.2%
1,185,000	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	1,282,763

Internet & Catalog Retail - 0.1%
140,000	Brookstone Co. Inc., Senior Secured Notes, 12.000% due 10/15/12	148,400
520,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	525,200

	Total Internet & Catalog Retail	673,600

IT Services - 0.3%
	SunGard Data Systems Inc.:
325,000	Senior Notes, 9.125% due 8/15/13	348,563

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2007

FACE AMOUNT†	SECURITY (a)	VALUE
IT Services - 0.3% (continued)
1,415,000	Senior Subordinated Notes, 10.250% due 8/15/15	$1,545,887

	Total IT Services	1,894,450

Leisure Equipment & Products - 0.1%
620,000	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	604,500

Machinery - 0.1%
179,000	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	194,663
931,000	Mueller Holdings Inc., Senior Discount Notes, step bond to yield 11.446% due 4/15/14	851,865

	Total Machinery	1,046,528

Media - 3.5%
	Affinion Group Inc.:
1,015,000	Senior Notes, 10.125% due 10/15/13	1,101,275
120,000	Senior Subordinated Notes, 11.500% due 10/15/15	130,800
1,265,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16	1,443,681
880,000	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Notes, 11.750% due 5/15/14	864,600
1,247,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	1,303,115
	CCH II LLC/CCH II Capital Corp., Senior Notes:
1,050,000	10.250% due 9/15/10	1,110,375
309,000	10.250% due 10/1/13	336,810
185,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	184,075
	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes:
55,000	9.920% due 4/1/11	55,138
285,000	step bond to yield 11.750% due 5/15/11	283,575
1,650,000	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375% due 4/30/14 (b)	1,736,625
400,000	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (b)	419,000
575,000	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (b)	593,687
	CSC Holdings Inc.:
425,000	Senior Debentures, Series B, 8.125% due 8/15/09	442,000
	Senior Notes:
575,000	6.750% due 4/15/12 (b)	572,125
	Series B:
550,000	8.125% due 7/15/09	572,000
250,000	7.625% due 4/1/11	258,125
1,367,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	1,495,156
1,365,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	1,448,606
	EchoStar DBS Corp., Senior Notes:
375,000	7.000% due 10/1/13	387,187
1,775,000	6.625% due 10/1/14	1,797,187
475,000	Interep National Radio Sales Inc., Senior Subordinated Notes, Series B, 10.000% due 7/1/08	411,469
160,000	ION Media Networks Inc., Senior Secured Notes, 11.610% due 1/15/13 (b)(c)	168,000
280,000	Kabel Deutschland GMBH, Senior Notes, 10.625% due 7/1/14	313,600
1,175,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	1,163,250
600,000	LodgeNet Entertainment Corp., Senior Subordinated Notes, 9.500% due 6/15/13	646,500
700,000	Primedia Inc., Senior Notes, 8.875% due 5/15/11	722,750

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2007

FACE AMOUNT†	SECURITY (a)	VALUE
Media - 3.5% (continued)
270,000	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16	$278,100
550,000	R.H. Donnelley Corp., Senior Notes, Series A-3, 8.875% due 1/15/16	589,875
1,000,000	R.H. Donnelley Inc., Senior Subordinated Notes, 10.875% due 12/15/12	1,090,000
1,310,000	Rainbow National Services LLC, Senior Notes, 8.750% due 9/1/12 (b)	1,398,425
330,000	Readers Digest Association Inc., Senior Subordinated Notes, 9.000% due 2/15/17 (b)	330,000
	Rogers Cable Inc.:
1,100,000	Senior Secured Notes, 7.875% due 5/1/12	1,212,750
45,000	Senior Secured Second Priority Notes, 6.250% due 6/15/13	46,688
560,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	579,600
225,000	Videotron Ltee., Senior Notes, 6.375% due 12/15/15	222,188
	XM Satellite Radio Inc., Senior Notes:
230,000	9.860% due 5/1/13 (c)	228,275
345,000	9.750% due 5/1/14	350,175

	Total Media	26,286,787

Metals & Mining - 1.3%
80,000	Chaparral Steel Co., Senior Notes, 10.000% due 7/15/13	89,800
1,050,000	Corporacion Nacional del Cobre-Codelco, Notes, 5.500% due 10/15/13 (b)	1,059,720
185,000	Metals USA Holdings Corp., Senior Notes, 11.365% due 1/15/12 (b)(c)(e)	182,225
1,235,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	1,377,025
335,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15 (b)	353,425
	Vale Overseas Ltd., Notes:
485,000	6.250% due 1/23/17	500,986
1,448,000	8.250% due 1/17/34	1,779,062
4,070,000	6.875% due 11/21/36	4,300,997

	Total Metals & Mining	9,643,240

Multiline Retail - 0.2%
	Neiman Marcus Group Inc.:
310,000	Senior Notes, 9.000% due 10/15/15 (e)	342,550
775,000	Senior Subordinated Notes, 10.375% due 10/15/15	871,875

	Total Multiline Retail	1,214,425

Office Electronics - 0.0%
190,000	Xerox Corp., Senior Notes, 6.750% due 2/1/17	201,796

Oil, Gas & Consumable Fuels - 5.5%
1,135,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	1,169,050
	Chesapeake Energy Corp., Senior Notes:
1,350,000	6.375% due 6/15/15	1,346,625
270,000	6.625% due 1/15/16	272,700
50,000	6.500% due 8/15/17	49,500
160,000	Colorado Interstate Gas Co., Senior Notes, 6.800% due 11/15/15	171,903
245,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	251,125
	El Paso Corp.:
	Medium-Term Notes:
2,050,000	7.375% due 12/15/12	2,193,500
1,330,000	7.750% due 1/15/32	1,456,350
125,000	Notes, 7.875% due 6/15/12	136,250
70,000	El Paso Natural Gas Co., Bonds, 8.375% due 6/15/32	88,367
540,000	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66 (c)	602,429
1,030,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	1,048,025
	Gazprom:

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2007

FACE AMOUNT†		SECURITY (a)	VALUE
Oil, Gas & Consumable Fuels - 5.5% (continued)
		Bonds:
159,710,000	RUB	Series A7, 6.790% due 10/29/09	$6,124,182
53,230,000	RUB	Series A8, 7.000% due 10/27/11	2,037,062
1,370,000		Loan Participation Notes, 6.212% due 11/22/16 (b)	1,372,740
61,340,000	RUB	Gazprom OAO, Series A6, 6.950% due 8/6/09	2,368,022
800,000		Hanover Equipment Trust, Secured Notes, 8.750% due 9/1/11	836,000
600,000		Holly Energy Partners, L.P., Senior Notes, 6.250% due 3/1/15	571,500
1,400,000		Inergy LP/Inergy Finance Corp., Senior Notes, 6.875% due 12/15/14	1,386,000
655,000		International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	665,644
390,000		Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13	383,175
845,000		Northwest Pipeline Corp., Senior Notes, 7.000% due 6/15/16	910,488
115,000		OMI Corp., Senior Notes, 7.625% due 12/1/13	116,725
325,000		OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (b)	338,000
		Pemex Project Funding Master Trust:
5,000,000		8.625% due 12/1/23	6,237,500
1,040,000		Bonds, 6.625% due 6/15/35	1,077,700
510,000		Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	544,425
1,800,000		Petrozuata Finance Inc., 8.220% due 4/1/17 (b)	1,804,500
610,000		Pogo Producing Co., Senior Subordinated Notes, 7.875% due 5/1/13	620,675
1,245,000		SemGroup LP, Senior Notes, 8.750% due 11/15/15 (b)	1,269,900
40,000		SESI LLC, Senior Notes, 6.875% due 6/1/14	39,900
640,000		Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	640,000
275,000		Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	290,125
630,000		Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	625,275
		Williams Cos. Inc.:
1,060,000		Notes, 8.750% due 3/15/32	1,219,000
1,000,000		Senior Notes, 7.625% due 7/15/19	1,090,000

		Total Oil, Gas & Consumable Fuels	41,354,362

Paper & Forest Products - 0.4%
		Appleton Papers Inc.:
375,000		Senior Notes, 8.125% due 6/15/11	390,000
715,000		Senior Subordinated Notes, Series B, 9.750% due 6/15/14	744,494
		NewPage Corp.:
		Senior Secured Notes:
130,000		10.000% due 5/1/12	142,350
885,000		11.610% due 5/1/12 (c)	969,075
235,000		Senior Subordinated Notes, 12.000% due 5/1/13	257,325
345,000		Verso Paper Holdings LLC, Senior Secured Notes, 9.125% due 8/1/14 (b)	365,700

		Total Paper & Forest Products	2,868,944

Pharmaceuticals - 0.1%
940,000		Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	1,001,100

Real Estate Investment Trusts (REITs) - 0.5%
30,000		Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	30,900
2,275,000		Host Marriott LP, Senior Notes, 7.125% due 11/1/13	2,331,875
255,000		Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	255,638
		Ventas Realty LP/Ventas Capital Corp., Senior Notes:
215,000		7.125% due 6/1/15	225,481
175,000		6.500% due 6/1/16	177,625
475,000		6.750% due 4/1/17	490,437

		Total Real Estate Investment Trusts (REITs)	3,511,956

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2007

FACE AMOUNT†	SECURITY (a)	VALUE
Real Estate Management & Development - 0.0%
325,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	$313,625

Road & Rail - 0.5%
	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
790,000	9.375% due 5/1/12	851,225
50,000	12.500% due 6/15/12	54,187
	Hertz Corp.:
750,000	8.875% due 1/1/14	811,875
1,660,000	10.500% due 1/1/16	1,900,700
160,000	Kansas City Southern de Mexico, Senior Notes, 7.625% due 12/1/13 (b)	161,200
190,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	195,225

	Total Road & Rail	3,974,412

Semiconductors & Semiconductor Equipment - 0.1%
740,000	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14 (b)	753,875

Software - 0.2%
500,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16 (b)	493,750
777,340	UGS Capital Corp. II, Senior Notes, 10.348% due 6/1/11 (b)(c)(e)	794,830

	Total Software	1,288,580

Specialty Retail - 0.2%
	AutoNation Inc., Senior Notes:
335,000	7.360% due 4/15/13 (c)	341,700
85,000	7.000% due 4/15/14	86,594
510,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	514,462
345,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	385,538
240,000	Linens ‘n Things Inc., Senior Secured Notes, 10.985% due 1/15/14 (c)	236,400

	Total Specialty Retail	1,564,694

Textiles, Apparel & Luxury Goods - 0.3%
995,000	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	1,099,475
350,000	Simmons Bedding Co., Senior Subordinated Notes, 7.875% due 1/15/14	360,500
1,375,000	Simmons Co., Senior Discount Notes, step bond to yield 9.983% due 12/15/14	1,148,125

	Total Textiles, Apparel & Luxury Goods	2,608,100

Tobacco - 0.1%
480,000	Alliance One International Inc., Senior Notes, 11.000% due 5/15/12	525,600

Trading Companies & Distributors - 0.3%
475,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (b)	515,375
255,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	273,487
905,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (b)	981,925
310,000	TransDigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (b)	320,075

	Total Trading Companies & Distributors	2,090,862

Wireless Telecommunication Services - 1.5%
1,105,000	Nextel Communications Inc., Senior Notes, Series D, 7.375% due 8/1/15	1,144,545
20,000	Rogers Wireless Communications Inc., Senior Secured Notes, 7.250% due 12/15/12	21,575
	Rogers Wireless Inc.:
1,125,000	Secured Notes, 7.500% due 3/15/15	1,240,312
170,000	Senior Subordinated Notes, 8.000% due 12/15/12	182,112
	Rural Cellular Corp.:
340,000	Secured Notes, 8.250% due 3/15/12	354,450
820,000	Senior Notes, 9.875% due 2/1/10	871,250

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2007

FACE AMOUNT†		SECURITY (a)	VALUE
Wireless Telecommunication Services - 1.5% (continued)
5,580,000		True Move Co., Ltd., 10.750% due 12/16/13 (b)	$5,719,500
700,000		UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	753,304
1,040,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation
		Notes, 8.250% due 5/23/16 (b)	1,110,200

		Total Wireless Telecommunication Services	11,397,248

		TOTAL CORPORATE BONDS & NOTES (Cost - $248,609,647)	257,824,962

ASSET-BACKED SECURITIES - 0.0%
Home Equity - 0.0%
110,125		Finance America Net Interest Margin Trust, Series 2004-01, Class A, 5.250% due 6/27/34 (b)	1,242
		Sail Net Interest Margin Notes:
14,101		Series 2003-6A, Class A, 7.000% due 7/27/33 (b)	1,165
42,974		Series 2003-7A, Class A, 7.000% due 7/27/33 (b)	5,385

		TOTAL ASSET-BACKED SECURITIES (Cost - $166,852)	7,792

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
		Federal National Mortgage Association (FNMA) STRIP:
9,100,550		Series 329, Class 2, IO, 5.500% due 1/1/33 (f)	2,022,859
11,128,611		Series 338, Class 2, IO, 5.500% due 6/1/33 (f)	2,478,542

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $5,750,364)	4,501,401

MORTGAGE-BACKED SECURITIES - 28.1%
FHLMC - 6.6%
		Federal Home Loan Mortgage Corp. (FHLMC):
		Gold:
40,000,000		5.000% due 3/13/37 (g)(h)	38,825,000
10,000,000		5.500% due 3/13/37 (g)(h)	9,925,000
410,000		Notes, 5.125% due 4/18/11	415,103

		TOTAL FHLMC	49,165,103

FNMA - 21.1%
		Federal National Mortgage Association (FNMA):
340,000		6.625% due 9/15/09	354,639
12,500,000		5.500% due 3/19/22-3/13/37 (g)(h)	12,430,192
94,450,000		6.000% due 3/19/22-4/12/37 (g)(h)	95,274,072
38,200,000		5.000% due 3/13/37 (g)(h)	37,089,832
13,020,000		6.500% due 3/13/37-4/12/37 (g)(h)	13,274,641

		TOTAL FNMA	158,423,376

GNMA - 0.4%
2,600,000		Government National Mortgage Association (GNMA), 6.500% due 3/21/37 (g)	2,667,439

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $209,504,498)	210,255,918

SOVEREIGN BONDS - 12.1%
Argentina - 0.5%
		Republic of Argentina:
1,074,000	EUR	9.000% due 6/20/03 (d)	476,020
1,100,000	EUR	10.250% due 1/26/07 (d)	503,917
1,729,117	EUR	8.000% due 2/26/08 (d)	783,541
1,550,000	DEM	11.750% due 11/13/26 (d)	346,012
2,560,895	ARS	Bonds, 2.000% due 1/3/10 (c)	1,713,492

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2007

FACE AMOUNT†		SECURITY (a)	VALUE
Argentina - 0.5% (continued)
522,000	EUR	Medium-Term Notes, 10.000% due 2/22/07 (d)	$239,995

		Total Argentina	4,062,977

Brazil - 3.1%
		Federative Republic of Brazil:
13,926,000		11.000% due 8/17/40	18,605,136
		Collective Action Securities:
2,565,000		8.750% due 2/4/25	3,238,312
1,360,000		Notes, 8.000% due 1/15/18	1,523,200

		Total Brazil	23,366,648

Colombia - 1.0%
		Republic of Colombia:
544,000		11.750% due 2/25/20	796,960
1,150,000		8.125% due 5/21/24	1,331,125
1,237,000		10.375% due 1/28/33	1,772,002
3,060,000		7.375% due 9/18/37	3,273,435

		Total Colombia	7,173,522

Ecuador - 0.3%
2,765,000		Republic of Ecuador, 10.000% due 8/15/30 (b)	2,364,075

El Salvador - 0.2%
		Republic of El Salvador:
1,135,000		7.750% due 1/24/23 (b)	1,308,087
218,000		8.250% due 4/10/32 (b)	264,870

		Total El Salvador	1,572,957

Indonesia - 0.1%
525,000		Republic of Indonesia, 8.500% due 10/12/35 (b)	643,755

Mexico - 2.2%
		United Mexican States:
300,000		11.375% due 9/15/16	429,750
		Medium-Term Notes:
4,400,000		5.625% due 1/15/17	4,419,800
5,823,000		6.750% due 9/27/34	6,360,172
5,098,000		Series A, 6.375% due 1/16/13	5,363,096

		Total Mexico	16,572,818

Panama - 0.2%
1,275,000		Republic of Panama, 9.375% due 4/1/29	1,706,906

Peru - 0.7%
		Republic of Peru:
378,000		8.750% due 11/21/33	493,195
3,960,000		FLIRB, 5.000% due 3/7/17 (c)	3,950,100
50,000		Global Bonds, 7.350% due 7/21/25	56,313
		PDI:
782,800		5.000% due 3/7/17 (c)	780,843
133,760		5.000% due 3/7/17 (b)(c)	133,359

		Total Peru	5,413,810

Philippines - 0.1%
317,000		Republic of the Philippines, 7.750% due 1/14/31	357,608

Russia - 1.5%
		Russian Federation:
1,088,897		8.250% due 3/31/10 (b)	1,135,176

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2007

FACE AMOUNT†	SECURITY (a)	VALUE
Russia - 1.5% (continued)
4,236,000	12.750% due 6/24/28 (b)	$7,698,930
2,119,000	5.000% due 3/31/30 (b)	2,402,416

	Total Russia	11,236,522

Uruguay - 0.3%
2,229,935	Oriental Republic of Uruguay, Bonds, 7.625% due 3/21/36	2,430,072

Venezuela - 1.9%
	Bolivarian Republic of Venezuela:
3,245,000	5.375% due 8/7/10 (b)	3,166,309
9,803,000	5.750% due 2/26/16	9,160,903
475,000	7.650% due 4/21/25	505,638
	Collective Action Securities:
34,000	9.375% due 1/13/34	44,200
875,000	Notes, 10.750% due 9/19/13	1,064,656

	Total Venezuela	13,941,706

	TOTAL SOVEREIGN BONDS (Cost - $83,848,082)	90,843,376

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.0%
	U.S. Treasury Bonds, Inflation Indexed:
711,683	2.000% due 1/15/16	701,453
2,958,568	2.000% due 1/15/26	2,852,823
919,292	2.375% due 1/15/27	940,766
2,640,266	U.S. Treasury Notes, Inflation Indexed, 2.375% due 1/15/17	2,686,265

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $6,986,915)	7,181,307

SHARES
COMMON STOCK - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
2,085,181	Home Interiors & Gifts Inc. (f)(i)* (Cost - $853,389)	20,852

PREFERRED STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
32,400	Ford Motor Co., 8.000%	594,875

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
2,600	Preferred Plus, Series FRD-1, 7.400%	47,840
9,700	Saturns, Series F 2003-5, 8.125%	191,963

	TOTAL FINANCIALS	239,803

	TOTAL PREFERRED STOCKS (Cost - $738,392)	834,678

CONVERTIBLE PREFERRED STOCKS - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
1,283	Chesapeake Energy Corp., 6.250% due 6/15/09 (Cost - $322,378)	333,580

WARRANTS
Warrants - 0.0%
2,675	Bolivarian Republic of Venezuela, oil-linked payment obligation, Expires 4/15/00 (Cost - $82,925)	96,969

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2007

FACE AMOUNT†		SECURITY (a)	VALUE
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $556,863,442)	$571,900,835

SHORT-TERM INVESTMENTS - 23.6%
Sovereign Bonds - 1.6%
		Egypt Treasury Bills:
61,075,000	EGP	Zero coupon bond to yield 9.544% due 10/30/07	10,089,495
11,125,000	EGP	Zero coupon bond to yield 9.491% due 11/6/07	1,835,302

		Total Sovereign Bonds (Cost - $11,853,761)	11,924,797

U.S. Government Agency - 0.5%
4,050,000		Federal National Mortgage Association (FNMA), Discount Notes, 5.197% due 6/25/07 (j)(k) (Cost - $3,984,750)	3,983,641

Repurchase Agreements - 21.5%
88,000,000		Morgan Stanley joint tri-party repurchase agreement dated 2/28/07, 5.300% due 3/1/07; Proceeds at maturity - $88,012,956; (Fully collateralized by various U.S. government agency obligations, 2.620% to 6.000% due 3/23/07 to 8/22/16; Market value - $89,760,155)	88,000,000
73,139,000		Nomura Securities International Inc. repurchase agreement dated 2/28/07, 5.300% due 3/1/07; Proceeds at maturity - $73,149,768; (Fully collateralized by various U.S. government agency obligations, 5.500% due 3/15/11; Market value - $74,601,901)	73,139,000

		Total Repurchase Agreements (Cost - $161,139,000)	161,139,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $176,977,511)	177,047,438

		TOTAL INVESTMENTS - 100.0% (Cost - $733,840,953#)	$748,948,273

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All securities are segregated pursuant to a revolving credit facility, mortgage dollar rolls, futures contracts, and to-be-announced (“TBA”) securities.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2007.

(d)	Security is currently in default.

(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(f)	Illiquid security.

(g)	This security is traded on a to-be-announced (“TBA”) basis.

(h)	All or a portion of this security was acquired under a mortgage dollar roll agreement.

(i)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(k)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS	— Argentine Peso
DEM	— German Mark
EGP	— Egyptian Pound
EUR	— Euro
FLIRB	— Front-Loaded Interest Reduction Bonds
IO	— Interest Only
MXN	— Mexican Peso
PDI	— Past Due Interest
RUB	— Russian Ruble
STRIP	— Separate Trading of Registered Interest and Principal

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Global High Income Fund Inc. (the “Fund”) (formerly known as Salomon Brothers Global High Income Fund Inc.) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(d) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Notes to Schedule of Investments (unaudited) (continued)

(e) Mortgage Dollar Rolls. The Fund enters into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Mortgage dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the mortgage dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the mortgage dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(i) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(j) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At February 28, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$19,739,511
Gross unrealized depreciation	(4,632,191)

Net unrealized appreciation	$15,107,320

At February 28, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Euribor	63	9/07	$180,666	$194,836	$14,170
Eurodollar	7	3/07	1,656,410	1,656,594	184
Eurodollar	19	9/07	4,500,720	4,512,263	11,543
Eurodollar	12	3/08	2,844,610	2,857,500	12,890
LIBOR	44	9/07	10,153,428	10,173,059	19,631
Japanese Yen	48	3/07	5,160,840	5,083,800	(77,040)

					(18,622)

Contracts to Sell:
U.S. Treasury 2 Year Note	42	6/07	$8,578,946	$8,608,031	(29,085)
U.S. Treasury 5 Year Note	225	6/07	23,707,578	23,839,453	(131,875)
U.S. Treasury 10 Year Note	11	3/07	1,182,679	1,194,187	(11,508)
U.S. Treasury 10 Year Note	434	6/07	46,688,783	47,129,687	(440,904)
U.S. Treasury Bond	32	3/07	3,592,340	3,616,000	(23,660)
U.S. Treasury Bond	19	6/07	2,113,022	2,145,813	(32,791)

					(669,823)

Net Unrealized Loss on Open Futures Contracts					$(688,445)

At February 28, 2007, the Fund held TBA securities with a total cost of $208,745,688.

At February 28, 2007, the Fund had outstanding mortgage dollar rolls with a total cost of $206,082,313.

The average monthly balance of mortgage dollar rolls outstanding for the Fund during the period ended February 28, 2007 was approximately $162,204,381. Counterparties with mortgage dollar rolls outstanding in excess of 10% of total net assets at February 28, 2007 included Merrill Lynch, Pierce, Fenner & Smith Inc. ($72,536,417) and JP Morgan Chase ($67,506,438).

3. Loan

At February 28, 2007, the Fund had a $150,000,000 credit line available pursuant to a revolving credit and security agreement dated as of December 21, 2006 (“Agreement”), with CIESCO, LLC and Citibank, N.A. (“Citibank”). Citibank acts as administrative agent and secondary lender. Also as of February 28, 2007, the Fund had a $100,000,000 loan outstanding pursuant to the Agreement. The loan generally bears interest at a variable rate based on the weighted average interest rates of the underlying commercial paper or LIBOR, plus any applicable margin. In addition, the Fund pays a commitment fee on the total amount of the loan available, whether used or unused. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Global High Income Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 26, 2007

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: April 26, 2007